Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Disclosure of Inventories

	December 31
	2021	2020
Raw materials	$37,628	$50,038
Semi-Finished goods	2,823	5,309
Merchandise	32,686	39,117
	$73,137	$94,464